united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

Swan Defined Risk
Fund

Swan Defined Risk
Emerging Markets
Fund

Semi-Annual Report

December 31, 2014

1-877-896-2590

www.swandefinedriskfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, as compared to its benchmark:

	Six Month	One Year	Since Inception
Swan Defined Risk Fund - Class A	1.40%	5.91%	8.06%	(a)
Swan Defined Risk Fund - Class A with Load	(4.16)%	0.12%	5.57%	(a)
S&P 500 Total Return Index (b)	6.12%	13.69%	20.35%	(c)
Swan Defined Risk Fund - Class C	1.03%	5.19%	7.34%	(d)
S&P 500 Total Return Index (b)	6.12%	13.69%	19.50%	(e)
Swan Defined Risk Fund - Class I	1.49%	6.18%	8.31%	(a)
S&P 500 Total Return Index (b)	6.12%	13.69%	20.35%	(c)

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 3, 2014 are 1.64%, 2.39% and 1.39% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases and maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of purchase if the purchase was made prior to November 1, 2014 (if the initial sales charge was waived). For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is July 30, 2012.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	Inception performance for the S&P 500 Total Return Index is as of July 30, 2012.

(d)	Inception date is October 18, 2012.

(e)	Inception performance for the S&P 500 Total Return Index is as of October 18, 2012.

Portfolio Composition as of December 31, 2014

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	88.5%
Short-Term Investments	9.3%
Purchased Put Options	3.7%
Written Options	(1.1)%
Liabilities In Excess of Other Assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

1

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, as compared to its benchmark:

Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	(0.10)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(5.58)%
Swan Defined Risk Emerging Markets Fund - Class C	(0.10)%
Swan Defined Risk Emerging Markets Fund - Class I	(0.10)%
MSCI Emerging Markets Index (b)	0.18%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 3, 2014 are 2.02%, 2.77% and 1.77% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2014

Holdings by Asset Type	% of Net Assets
Exchange Traded Fund	86.2%
Purchased Put Option	11.5%
Other Assets Less Liabilities	2.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

2

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 88.5%
	EQUITY FUNDS - 88.5%
1,329,262	Consumer Discretionary Select Sector SPDR Fund ^	$95,906,253
1,912,688	Consumer Staples Select Sector SPDR Fund ^	92,746,241
939,836	Energy Select Sector SPDR Fund ^	74,397,418
3,917,019	Financial Select Sector SPDR Fund ^	96,867,880
1,497,420	Health Care Select Sector SPDR Fund ^	102,393,580
1,680,251	Industrial Select Sector SPDR Fund ^	95,051,799
1,811,687	Materials Select Sector SPDR Fund ^	88,011,754
2,283,003	Technology Select Sector SPDR Fund ^	94,402,174
2,000,285	Utilities Select Sector SPDR Fund ^	94,453,458
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $721,161,988)	834,230,557

Contracts *
	PURCHASED PUT OPTIONS - 3.7%
1,077	S&P 500 Index, Expiration December 2015, Exercise Price $1,725 +	6,160,440
394	S&P 500 Index, Expiration December 2015, Exercise Price $1,750 +	2,430,980
268	S&P 500 Index, Expiration December 2015, Exercise Price $1,775 +	1,779,520
48	S&P 500 Index, Expiration December 2015, Exercise Price $1,800 +	343,200
399	S&P 500 Index, Expiration December 2015, Exercise Price $1,825 +	3,072,300
153	S&P 500 Index, Expiration December 2015, Exercise Price $1,850 +	1,266,840
432	S&P 500 Index, Expiration December 2015, Exercise Price $1,875 +	3,844,800
119	S&P 500 Index, Expiration December 2015, Exercise Price $1,900 +	1,137,640
229	S&P 500 Index, Expiration December 2015, Exercise Price $1,925 +	2,354,120
414	S&P 500 Index, Expiration December 2015, Exercise Price $1,950 +	4,566,420
358	S&P 500 Index, Expiration December 2015, Exercise Price $1,975 +	4,242,300
60	S&P 500 Index, Expiration December 2015, Exercise Price $2,000 +	763,200
45	S&P 500 Index, Expiration December 2015, Exercise Price $2,025 +	614,700
57	S&P 500 Index, Expiration December 2016, Exercise Price $2,025 +	1,206,120
43	S&P 500 Index, Expiration December 2016, Exercise Price $2,050 +	971,800
	TOTAL PURCHASED PUT OPTIONS - (Cost - $72,065,607)	34,754,380

Shares
	SHORT TERM INVESTMENTS - 9.3%
88,040,144	Dreyfus Treasury Cash Management - Institutional Shares, 0.01% **	88,040,144
	(Cost $88,040,144)

	TOTAL INVESTMENTS - 101.5% (Cost - $881,267,739)(a)	$957,025,081
	CALL OPTIONS WRITTEN - (0.4)% (Premiums Received - $2,995,327)	(3,904,375)
	PUT OPTIONS WRITTEN - (0.7)% (Premiums Received - $6,349,442)	(6,611,895)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(3,983,140)
	NET ASSETS - 100.0%	$942,525,671

Contracts *
	CALL OPTIONS WRITTEN - (0.4)%
1,057	S&P 500 Index, Expiration February 2015, Exercise Price $2,120 +	$1,453,375
1,032	S&P 500 Index, Expiration February 2015, Exercise Price $2,130 +	1,119,720
2,064	S&P 500 Index, Expiration February 2015, Exercise Price $2,150 +	1,331,280
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $2,995,327)	3,904,375

	PUT OPTIONS WRITTEN - (0.7)%
2,064	S&P 500 Index, Expiration February 2015, Exercise Price $1,875 +	$2,569,680
2,089	S&P 500 Index, Expiration February 2015, Exercise Price $1,950 +	4,042,215
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $6,349,442)	6,611,895

	TOTAL OPTIONS WRITTEN - (Premiums Received - $9,344,769)	$10,516,270

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options purchased and options written is $809,236,213 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$118,785,143
Unrealized depreciation:	(5,750,655)
Net unrealized appreciation	$113,034,488

See accompanying notes to financial statements.

3

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	EXCHANGE TRADED FUND - 86.2%
	EQUITY FUND - 86.2%
1,000	Vanguard FTSE Emerging Markets ETF	$40,020
	(Cost - $40,105)

Contracts *
	PURCHASED PUT OPTION - 11.5%
10	iShares MSCI Emerging Markets ETF, Expiration January 2017 $39 +	5,350
	(Cost - $5,325)

	TOTAL INVESTMENTS - 97.7% (Cost - $45,430)(a)	$45,370
	OTHER ASSETS LESS LIABILITIES - 2.3%	1,075
	NET ASSETS - 100.0%	$46,445

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options purchased and options written is $40,105 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(85)
Net unrealized depreciation	$(85)

See accompanying notes to financial statements.

4

Swan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2014

		Swan Defined
	Swan Defined	Risk Emerging
	Risk Fund	Markets Fund (a)
ASSETS
Investment securities:
At cost	$881,267,739	$45,430
At value	$957,025,081	$45,370
Cash	—	44,020
Cash held at broker	3,589,118	—
Receivable for securities sold	1,682,697	—
Deposit at broker	—	6,000
Receivable for Fund shares sold	2,969,876	6,485
Prepaid expenses and other assets	31,018	—
TOTAL ASSETS	965,297,790	101,875

LIABILITIES
Options written, at value (Premiums Received - $9,344,769)	10,516,270	—
Payable for investments purchased	8,882,491	40,105
Payable for options purchased	1,660,328	5,325
Investment advisory fees payable	833,233	—
Payable for Fund shares repurchased	728,088	—
Distribution (12b-1) fees payable	86,891	—
Fees payable to other affiliates	61,072	—
Accrued expenses and other liabilities	3,746	—
TOTAL LIABILITIES	22,772,119	45,430
NET ASSETS	$942,525,671	$56,445

NET ASSETS CONSIST OF:
Paid in capital	$880,161,119	$56,505
Undistributed net investment income	45,393	—
Accumulated net realized loss from security transactions and written options	(12,266,682)	—
Net unrealized appreciation (depreciation) on investments and written options	74,585,841	(60)
NET ASSETS	$942,525,671	$56,445

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$137,495,809	$10	(c)
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,604,935	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.85	$9.99
Maximum offering price per share (maximum sales charge of 5.50%) (b)	$12.54	$10.57

Class C Shares :
Net Assets	$63,928,602	$10	(c)
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,441,566	1
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.75	$9.99

Class I Shares:
Net Assets	$741,101,260	$56,425
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	62,414,477	5,649
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.87	$9.99

(a)	Sean Defined Risk Emerging Markets Fund commenced operations on December 30, 2014.

(b)	For certain purchases of $1 million or more of Class A shares prior to November 1, 2014, a 1.00% contingent deferred sales charge may apply to redemptions made within 12 months of purchase, where the maximum sales charge of 5.50% is waived at the time of purchase.

(c)	Amount is actual; not rounded.

See accompanying notes to financial statements.

5

Swan Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended December 31, 2014

		Swan Defined
	Swan Defined	Risk Emerging
	Risk Fund	Markets Fund (a)
INVESTMENT INCOME
Dividends	$8,150,781	$—
Interest	1,910	—
TOTAL INVESTMENT INCOME	8,152,691	—

EXPENSES
Investment advisory fees	3,907,365	—
Distribution (12b-1) fees:
Class A	137,660	—
Class C	271,094	—
Administrative services fees	229,820	7
Custodian fees	91,873	14
Transfer agent fees	60,374	48
Accounting services fees	54,340	—
Registration fees	30,479	41
Printing and postage expenses	24,521	14
Interest expense	17,582	—
Compliance officer fees	12,102	27
Legal Fees	11,018	27
Trustees’ fees and expenses	11,018	27
Insurance expense	8,986	7
Audit Fees	8,272	83
Other expenses	142,422	6
TOTAL EXPENSES	5,018,926	301

Plus: Fees waived/reimbursed by the Advisor	—	(301)
TOTAL NET EXPENSES	5,018,926	—

NET INVESTMENT INCOME	3,133,765	—

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized loss on:
Options written	(2,545,615)	—
Net realized loss on options written	(2,545,615)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	16,854,021	(60)
Options written	(3,309,990)	—
Net change in unrealized appreciation/(depreciation) on investments and options written	13,544,031	(60)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	10,998,416	(60)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,132,181	$(60)

(a)	The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014.

See accompanying notes to financial statements.

6

Swan Defined Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
FROM OPERATIONS
Net investment income	$3,133,765	$2,465,514
Net realized loss on investments and options written	(2,545,615)	(5,714,167)
Net change in unrealized appreciation on investments and options written	13,544,031	52,847,913
Net increase in net assets resulting from operations	14,132,181	49,599,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(502,029)	(256,919)
Class C	—	(11,531)
Class I	(3,986,545)	(1,312,061)
Net decrease in net assets resulting from distributions to shareholders	(4,488,574)	(1,580,511)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	72,802,675	81,412,062
Class C	21,987,079	33,280,170
Class I	328,020,235	355,111,379
Net asset value of shares issued in reinvestment of distributions:
Class A	376,987	229,307
Class C	—	10,700
Class I	2,988,558	1,085,284
Payments for shares redeemed:
Class A	(27,737,671)	(39,640,783)
Class C	(4,585,712)	(3,238,742)
Class I	(79,293,832)	(77,424,639)
Net increase in net assets from shares of beneficial interest	314,558,319	350,824,738

TOTAL INCREASE IN NET ASSETS	324,201,926	398,843,487

NET ASSETS
Beginning of Period	618,323,745	219,480,258
End of Period*	$942,525,671	$618,323,745
* Includes undistributed net investment income of:	$45,393	$1,400,202

SHARE ACTIVITY
Class A:
Shares Sold	6,228,993	7,349,728
Shares Reinvested	31,813	20,547
Shares Redeemed	(2,371,368)	(3,552,043)
Net increase in shares of beneficial interest outstanding	3,889,438	3,818,232

Class C:
Shares Sold	1,892,939	3,008,339
Shares Reinvested	—	963
Shares Redeemed	(394,212)	(291,224)
Net increase in shares of beneficial interest outstanding	1,498,727	2,718,078

Class I:
Shares Sold	27,918,340	31,720,968
Shares Reinvested	251,774	97,161
Shares Redeemed	(6,730,226)	(6,935,621)
Net increase in shares of beneficial interest outstanding	21,439,888	24,882,508

See accompanying notes to financial statements.

7

Swan Defined Risk Emerging Markets Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2014
(Unaudited) (a)
FROM OPERATIONS
Net change in unrealized depreciation on investments and options written	$(60)
Net decrease in net assets resulting from operations	(60)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	56,485
Net increase in net assets from shares of beneficial interest	56,505

TOTAL INCREASE IN NET ASSETS	56,445

NET ASSETS
Beginning of Period	—
End of Period*	$56,445
* Includes undistributed net investment income of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	5,649
Net increase in shares of beneficial interest outstanding	5,649

(a)	The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014.

See accompanying notes to financial statements.

8

Swan Defined Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$11.73		$10.34	$10.00

Activity from investment operations:
Net investment income (2)	0.04		0.05	0.08
Net realized and unrealized gain on investments	0.12		1.38	0.37
Total from investment operations	0.16		1.43	0.45

Less distributions from:
Net investment income	(0.04)		(0.04)	(0.06)
Net realized gains	—		—	(0.05)
Total distributions	(0.04)		(0.04)	(0.11)

Net asset value, end of period	$11.85		$11.73	$10.34

Total return (3)	1.40	% (4)	13.84%	4.51	% (4)

Net assets, at end of period (000s)	$137,496		$90,505	$40,280

Ratio of expenses to average net assets (5)	1.42	% (6)	1.48%	1.62	% (6)
Ratio of net investment income to average net assets (5,7)	0.65	% (6)	0.45%	0.82	% (6)

Portfolio Turnover Rate	0	% (4)	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class A shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

9

Swan Defined Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2014		June 30, 2014		June 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$11.63		$10.29		$10.16

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.02)		0.04
Net realized and unrealized gain on investments	0.13		1.36		0.19
Total from investment operations	0.12		1.34		0.23

Less distributions from:
Net investment income	—		(0.00	) (8)	(0.05)
Net realized gains	—		—		(0.05)
Total distributions	—		(0.00)		(0.10)

Net asset value, end of period	$11.75		$11.63		$10.29

Total return (3)	1.03	% (4)	13.07%		2.31	% (4)

Net assets, at end of period (000s)	$63,929		$45,865		$12,607

Ratio of expenses to average net assets (5)	2.17	% (6)	2.23%		2.34	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.11	%) (6)	(0.21%)		0.55	% (6)

Portfolio Turnover Rate	0	% (4)	0%		3	% (4)

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount is less than $0.01.

See accompanying notes to financial statements.

10

Swan Defined Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2014		June 30, 2014	June 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$11.76		$10.35	$10.00

Activity from investment operations:
Net investment income (2)	0.05		0.08	0.11
Net realized and unrealized gain on investments	0.12		1.39	0.36
Total from investment operations	0.17		1.47	0.47

Less distributions from:
Net investment income	(0.06)		(0.06)	(0.07)
Net realized gains	—		—	(0.05)
Total distributions	(0.06)		(0.06)	(0.12)

Net asset value, end of period	$11.87		$11.76	$10.35

Total return (3)	1.49	% (4)	14.19%	4.69	% (4)

Net assets, at end of period (000s)	$741,101		$481,953	$166,594

Ratio of expenses to average net assets (5)	1.17	% (6)	1.23%	1.32	% (6)
Ratio of net investment income to average net assets (5,7)	0.91	% (6)	0.75%	1.19	% (6)

Portfolio Turnover Rate	0	% (4)	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

11

Swan Defined Risk Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Period Ended
	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	—
Net realized and unrealized (loss) on investments	(0.01)
Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return (3)	(0.10	)% (4)

Net assets, at end of period	$10

Ratio of expenses to average net assets (5)	1.65	% (6)
Ratio of net investment income to average net assets (5,7)	0.00	% (6)

Portfolio Turnover Rate	0	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

12

Swan Defined Risk Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Period Ended
	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	—
Net realized and unrealized (loss) on investments	(0.01)
Total from investment operations	(0.01)

Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$9.99

Total return (3)	(0.10	)% (4)

Net assets, at end of period	$10

Ratio of expenses to average net assets (5)	2.40	% (6)
Ratio of net investment income/(loss) to average net assets (5,7)	0.00	% (6)

Portfolio Turnover Rate	0	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount is less than $0.01.

See accompanying notes to financial statements.

13

Swan Defined Risk Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Period Ended
	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (2)	—
Net realized and unrealized (loss) on investments	(0.01)
Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return (3)	(0.10	)% (4)

Net assets, at end of period (000s)	$56

Ratio of net expenses to average net assets (5)	1.40	% (6)
Ratio of gross expenses to average net assets (5)	(195.75	)% (6)
Ratio of net investment income to average net assets (5,7)	0.00	% (6)
Portfolio Turnover Rate	0	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

14

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

1.	ORGANIZATION

The Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets Fund (the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Swan Defined Risk Fund is to seek income and growth of capital. The investment objective of the Swan Defined Risk Emerging Markets Fund is to seek income and growth of capital.

The Funds currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more

15

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$834,230,557	$—	$—	$834,230,557
Purchased Put Options	—	34,754,380	—	34,754,380
Short-Term Investments	88,040,144	—	—	88,040,144
Total	$922,270,701	$34,754,380	$—	$957,025,081
Liabilities *
Call Options Written	$—	$3,904,375	$—	$3,904,375
Put Options Written	$—	$6,611,895	$—	$6,611,895
Total	$—	$10,516,270	$—	$10,516,270

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,020	$—	$—	$40,020
Purchased Put Options	—	5,350	—	5,350
Total	$40,020	$5,350	$—	$45,370

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the

17

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2013 and 2014) for the Swan Defined Risk Fund or expected to be taken by the Funds in their 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”) an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014. The Trust, on behalf of the Funds, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services

18

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended December 31, 2014, the Advisor earned advisory fees of $3,907,365 and $0 for the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets Fund, respectively. The Sub-Advisor is paid by the Advisor, not the Funds.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least October 31, 2016 to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the period ended December 31, 2014, the Advisor waived $301 of fees for the Swan Defined Risk Emerging Markets Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2014, the Swan Defined Risk Fund incurred distribution fees of $137,660 and $271,094 for Class A and Class C shares, respectively. For the period ended December 31, 2014 the Swan Defined Risk Emerging Markets Fund did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS. During the six month ended December 31, 2014, the Distributor received $367,393 in underwriting commissions for sales of Class A shares of the Swan Defined Risk Fund, of which $38,486 was retained by the principal underwriter or other affiliated broker-dealers. During the period ended December 31, 2014 the Swan Defined Risk Emerging Markets Fund did not pay any underwriting commissions.

Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended December 31, 2014, amounted to $239,102,712 and $0, respectively for the Swan Defined Risk Fund, and $40,105 and $0 respectively for the Swan Defined Risk Emerging Markets Fund.

19

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written for the Swan Defined Risk Fund during the six months ended December 31, 2014 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Year	6,088	$4,931,359
Options written	106,510	123,372,051
Options closed	(104,292)	(118,958,641)
Outstanding at End of Year	8,306	$9,344,769

For the six months ended December 31, 2014, the amount of net change in unrealized depreciation and realized loss on written option contracts subject to equity price risk amounted to $3,309,990 and $2,545,615, respectively. The fair value of these equity derivatives is $10,516,270. Such figures can be found in the Statement of Operations and Statement of Assets & Liabilities, respectively.

With respect to the Swan Defined Risk Fund, for the six months ended December 31, 2014, the amount of net change in unrealized depreciation and realized loss on purchased options subject to equity price risk amounted to $13,027,500 and $4,094,675, respectively. The fair value of these equity derivatives is $34,754,380. With respect to the Swan Defined Risk Emerging Markets Fund, for the period ended December 31, 2014, the amount of net change in unrealized depreciation on purchased options subject to equity price risk amounted to $25. The fair value of these equity derivatives is $5,350. Such figures can be found in the Statement of Operations under the line item net change in unrealized appreciation/depreciation on investments and in the Statement of Assets & Liabilities under the line item investment securities at value.

The figures above serve as an indicator of the volume of derivative activity for the Funds for the six months or period ended December 31, 2014.

Offsetting of Financial Assets and Derivative Assets

During the six months ended December 31, 2014, the Swan Defined Risk Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2014 for the Swan Defined Risk Fund.

Gross Amounts Not Offset in the
Liabilities:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statement of	the Statement
	of Recognized		Assets &	of Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$10,516,270	(1)	$—	$10,516,270	$6,927,152	$3,589,118	(2)	$—
Total	$10,516,270		$—	$10,516,270	$6,927,152	$3,589,118		$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

For the Swan Defined Risk Fund, the tax character of distributions paid during the year ended June 30, 2014 and period ended June 30, 2013 were as follows:

20

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

	Fiscal Year Ended	Fiscal Period Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$1,580,511	$1,050,914
Long-Term Capital Gain	—	505,280
	$1,580,511	$1,556,194

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows for the Swan Defined Risk Fund:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$1,400,202	$—	$(16,189,802)	$—	$(15,642,421)	$83,152,966	$52,720,945

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss is primarily attributable to the tax deferral of losses on wash sales and adjustment for the mark-to-market on open 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk Fund incurred and elected to defer such capital losses of $15,642,421.

At June 30, 2014, the Swan Defined Risk Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$6,218,401	$9,971,401	$16,189,802

Permanent book and tax differences, primarily attributable to the capitalization in lieu of dividend payments under section 263(h), resulted in reclassification for the year ended June 30, 2014 as follows for the Swan Defined Risk Fund:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$—	$8,379	$(8,379)

7.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of the fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2014, Charles Schwab & Co. held 31.29% of the voting securities of the Swan Defined Risk Fund for the benefit of others. As of December 31, 2014, Randy Swan held 88.51% of the voting securities of the Swan Defined Risk Emerging Markets Fund.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the Vanguard FTSE Emerging Markets ETF (“Vanguard ETF”). The Fund may redeem its investment from the Vanguard ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Vanguard ETF. The financial statements of the Vanguard ETF, including the

21

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

portfolio of investments, can be found at Vanguard’s website www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2014, the percentage of the Fund’s net assets invested in the Vanguard ETF was 86.2%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

22

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Approval of Advisory Agreement – Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund *

In connection with a meeting held on November 19, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Swan Capital Management, Inc. (“SCM”), Swan Global Management, LLC (“SGM”) and the Trust, with respect to the Swan Defined Risk Fund and Swan Defined Risk Emerging Markets Fund each a “Fund”, and collectively referred to as the “Funds” or the “Swan Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Swan Funds and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of the key investment personnel responsible for servicing Swan EM and noted that the investment team has diverse expertise across many sectors of the industry and appear capable of providing a full array of investment services to the Fund. The Board further noted that the investment team is associated and provides services to all Swan affiliates. The Board reviewed Swan’s investment process, noting that Swan will manage Swan EM in the same manner it manages Swan DR, by utilizing a proprietary “defined risk” strategy to select investments, focusing on investments in emerging markets rather than domestic markets. While not all strategy risks can be eliminated, the Board reviewed Swan’s risk management process acknowledging they appear to have a strong risk management culture that integrates risk mitigation techniques into the trading plan. The Board acknowledged that there has been no material compliance or litigation issues reported with respect to SEC, FINRA, or state regulators with respect to Swan in the past two years. The Board recognized that Swan appears to have strong business model and a veteran investment team and continues to reinvest in their business. The Board concluded that Swan has the potential to provide high quality service to Swan EM and its future shareholders.

Performance. Swan provided the Board with the performance results of Swan DR, a mutual fund within the Trust, and a composite of separately managed accounts (“SMA”), that both use a similar strategy to the Fund except applied to domestic equities rather than to emerging markets. The Trustees agreed that underperformance during the recent periods of Swan DR and SMA was not unexpected due to the sustained strong equity market, combined with the fact that Swan uses a risk overlay component designed to protect capital and prevent large losses during down markets, causing the strategies to miss some of the market gains. However, the Trustees noted that SMA outperformed the S&P 500 over the longer 10-year and since inception time periods, which demonstrates that the risk overlay component has the potential to perform as expected. The Board concluded that Swan has the potential to provide satisfactory performance to the Fund and its future shareholders.

Fees and Expenses. The Board noted that Swan proposed a 1.00% advisory fee and noted that it compares favorably to the peer group average and was comparable to the Morningstar Diversified Emerging Markets category average and within the range of both. The Board noted that the Fund’s expected average expense ratio of 1.40% was is in line with the peer group average and lower than the Morningstar category average. The Board also noted that the proposed fee was the same as the fee charged by Swan to Swan DR. They discussed the proposed sub-advisory fees, and the allocation of duties among the two entities. The Board concluded that, in light of the fact that the advisory fee is in-line

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SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2014

or below both the peer group and Morningstar category, and that the strategy included a labor intensive risk overlay component, the management fee appears reasonable.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreement. The Board noted that Swan’s representatives agreed to evaluate the implementation of breakpoints as the Fund grows and Swan achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by Swan in connection with the operation of Swan EM and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that Swan anticipates to realize a modest profit in terms of actual dollars and percentage of revenues from its relationship with the Fund. The Board was satisfied that Swan’s anticipated profitability level associated with its relationship with the Fund is not excessive.

Conclusion. Having requested and received such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement and Sub-Advisory Agreements was in the best interests of the Trust and the future shareholders of Swan EM and, with respect to the Sub-Advisory Agreement only, Swan DR.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
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SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2014

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
Swan Defined Risk Fund	7/1/14	12/31/14	7/1/14 – 12/31/14*	7/1/14 – 12/31/14*
Class A	$1,000.00	$1,014.00	$7.21	1.42%
Class I	$1,000.00	$1,014.90	$5.94	1.17%
Class C	$1,000.00	$1,010.30	$11.00	2.17%
Swan Defined Risk Emerging Markets Fund	12/30/14	12/31/14	12/30/14 – 12/31/14**	12/30/14 – 12/31/14**
Class A	$1,000.00	$999.00	$0.05	1.65%
Class I	$1,000.00	$999.00	$0.07	1.40%
Class C	$1,000.00	$999.00	$0.04	2.40%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)***	7/1/14	12/31/14	7/1/14 – 12/31/14****	7/1/14 – 12/31/14
Swan Defined Risk Fund
Class A	$1,000.00	$1,014.00	$7.21	1.42%
Class I	$1,000.00	$1,014.90	$5.94	1.17%
Class C	$1,000.00	$1,010.30	$11.00	2.17%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,013.11	$12.18	1.40%
Class C	$1,000.00	$1,018.15	$7.12	2.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (1) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended 12/31/2014.

****	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230
26

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.
27

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
227 E. Third Avenue, Unit A
Durango, CO 81301

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/7/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 3/7/15